UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (95.7%)(a)
		Shares	Value

Aerospace and defense (7.2%)

Alliant Techsystems, Inc.		47,600	$6,184,668

General Dynamics Corp.		42,300	4,939,371

Honeywell International, Inc.		72,300	6,639,309

L-3 Communications Holdings, Inc.		48,700	5,111,552

Northrop Grumman Corp.		48,700	6,003,249

			28,878,149
Airlines (1.5%)

American Airlines Group, Inc.(NON)		52,100	2,024,085

Delta Air Lines, Inc.		111,700	4,184,282

			6,208,367
Auto components (0.7%)

Johnson Controls, Inc.		61,500	2,905,260

			2,905,260
Banks (4.8%)

Bancorp, Inc. (The)(NON)		107,388	1,020,186

City National Corp.		48,800	3,672,200

First BanCorp. (Puerto Rico)(NON)		222,200	1,142,108

First Republic Bank		132,300	6,181,056

PacWest Bancorp		89,900	3,746,133

Regions Financial Corp.		351,200	3,561,168

			19,322,851
Beverages (3.2%)

Coca-Cola Enterprises, Inc.		279,000	12,680,550

			12,680,550
Capital markets (5.5%)

Ameriprise Financial, Inc.		51,062	6,107,015

Carlyle Group LP (The)		193,400	6,455,692

Charles Schwab Corp. (The)		195,100	5,414,025

E*Trade Financial Corp.(NON)		129,000	2,711,580

KKR & Co. LP		67,600	1,549,392

			22,237,704
Chemicals (2.0%)

Axiall Corp.		78,100	3,345,023

Dow Chemical Co. (The)		91,100	4,652,477

			7,997,500
Commercial services and supplies (2.0%)

Tyco International, Ltd.		185,020	7,983,613

			7,983,613
Containers and packaging (6.0%)

MeadWestvaco Corp.		80,100	3,348,180

Packaging Corp. of America		61,600	4,075,456

Sealed Air Corp.		144,600	4,644,552

Silgan Holdings, Inc.		247,100	12,162,262

			24,230,450
Diversified consumer services (0.9%)

DeVry Education Group, Inc.		54,100	2,162,377

ITT Educational Services, Inc.(NON)(S)		99,327	1,413,423

			3,575,800
Electric utilities (2.4%)

Edison International		69,700	3,819,560

Entergy Corp.		29,700	2,163,051

Great Plains Energy, Inc.		141,800	3,515,222

			9,497,833
Electrical equipment (0.9%)

AMETEK, Inc.		76,175	3,708,961

			3,708,961
Energy equipment and services (5.0%)

Ensco PLC Class A (United Kingdom)		41,100	2,081,715

Halliburton Co.		179,600	12,390,604

Transocean, Ltd. (Switzerland)		94,200	3,800,028

Weatherford International PLC(NON)		89,900	2,011,063

			20,283,410
Food products (1.0%)

Kellogg Co.		70,200	4,200,066

			4,200,066
Health-care equipment and supplies (6.7%)

Alere, Inc.(NON)		205,575	8,223,000

Merit Medical Systems, Inc.(NON)		465,823	5,981,167

OraSure Technologies, Inc.(NON)		378,200	3,112,586

St. Jude Medical, Inc.		103,200	6,727,608

Zimmer Holdings, Inc.		29,600	2,962,072

			27,006,433
Health-care providers and services (1.1%)

Mednax, Inc.(NON)		77,200	4,568,696

			4,568,696
Household durables (5.0%)

Garmin, Ltd.		42,200	2,322,688

Harman International Industries, Inc.		62,500	6,784,375

Jarden Corp.(NON)		113,200	6,327,880

Whirlpool Corp.		32,700	4,664,328

			20,099,271
Insurance (6.7%)

American International Group, Inc.		185,400	9,637,092

Assured Guaranty, Ltd.		91,900	2,051,208

Genworth Financial, Inc. Class A(NON)		272,800	3,573,680

Hartford Financial Services Group, Inc. (The)		181,034	6,184,121

XL Group PLC		165,800	5,345,392

			26,791,493
IT Services (2.2%)

Computer Sciences Corp.		83,400	5,203,326

Fidelity National Information Services, Inc.		65,100	3,671,640

			8,874,966
Leisure products (0.5%)

Brunswick Corp.		49,300	1,988,269

			1,988,269
Machinery (2.2%)

Snap-On, Inc.		51,100	6,142,220

Wabtec Corp.		33,328	2,688,903

			8,831,123
Marine (0.8%)

Baltic Trading, Ltd.(S)		308,282	1,569,155

Diana Shipping, Inc. (Greece)(NON)(S)		153,400	1,495,650

			3,064,805
Media (1.1%)

Regal Entertainment Group Class A(S)		223,900	4,357,094

			4,357,094
Multi-utilities (0.7%)

PG&E Corp.		66,200	2,957,154

			2,957,154
Oil, gas, and consumable fuels (3.8%)

Energen Corp.		25,900	2,114,217

EP Energy Corp. Class A(NON)		95,600	1,912,000

Marathon Oil Corp.		51,900	2,011,125

QEP Resources, Inc.		108,700	3,592,535

Talisman Energy, Inc. (Canada)		552,700	5,775,715

			15,405,592
Personal products (1.1%)

Coty, Inc. Class A		246,900	4,224,459

			4,224,459
Pharmaceuticals (9.3%)

Actavis PLC(NON)		55,900	11,977,134

Endo International PLC(NON)		66,000	4,427,280

Impax Laboratories, Inc.(NON)		106,800	2,498,052

Jazz Pharmaceuticals PLC(NON)		41,400	5,784,822

Medicines Co. (The)(NON)		87,300	2,040,201

Prestige Brands Holdings, Inc.(NON)		136,412	4,201,490

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		120,800	6,462,800

			37,391,779
Real estate investment trusts (REITs) (0.8%)

American Capital Agency Corp.		138,600	3,204,432

			3,204,432
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A		84,316	2,470,459

			2,470,459
Road and rail (1.0%)

Genesee & Wyoming, Inc. Class A(NON)		40,600	4,049,038

			4,049,038
Semiconductors and semiconductor equipment (1.6%)

Micron Technology, Inc.(NON)		212,100	6,479,655

			6,479,655
Software (0.7%)

Symantec Corp.		115,900	2,742,194

			2,742,194
Specialty retail (3.8%)

Best Buy Co., Inc.		149,800	4,453,554

Express, Inc.(NON)		154,000	2,396,240

Gap, Inc. (The)		49,600	1,989,456

TJX Cos., Inc. (The)		118,600	6,320,194

			15,159,444
Technology hardware, storage, and peripherals (2.2%)

Hewlett-Packard Co.		101,000	3,596,610

NetApp, Inc.		54,503	2,116,897

SanDisk Corp.		35,700	3,274,047

			8,987,554
Trading companies and distributors (0.7%)

WESCO International, Inc.(NON)		36,800	2,888,432

			2,888,432

Total common stocks (cost $318,520,857)			$385,252,856

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-14/$190.00	$1,070,436	$2,285,135

Total purchased options outstanding (cost $856,349)			$2,285,135

SHORT-TERM INVESTMENTS (6.5%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)		19,801,674	$19,801,674

Putnam Cash Collateral Pool, LLC 0.18%(d)		6,437,250	6,437,250

Total short-term investments (cost $26,238,924)			$26,238,924

TOTAL INVESTMENTS

Total investments (cost $345,616,130)(b)			$413,776,915

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $652,966) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-14/$188.00	$1,070,436	$1,796,170

Total			$1,796,170

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $402,724,710.
(b)	The aggregate identified cost on a tax basis is $345,433,044, resulting in gross unrealized appreciation and depreciation of $76,819,025 and $8,475,154, respectively, or net unrealized appreciation of $68,343,871.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,326,395	$34,088,618	$26,613,339	$2,185	$19,801,674

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $6,437,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,127,358.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge downside exposure.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $224,582 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$48,085,138	$—	$—
Consumer staples	21,105,075	—	—
Energy	35,689,002	—	—
Financials	74,026,939	—	—
Health care	68,966,908	—	—
Industrials	65,612,488	—	—
Information technology	27,084,369	—	—
Materials	32,227,950	—	—
Utilities	12,454,987	—	—
Total common stocks	385,252,856	—	—
Purchased options outstanding	$—	$2,285,135	$—
Short-term investments	19,801,674	6,437,250	—

Totals by level	$405,054,530	$8,722,385	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(1,796,170)	—

Totals by level	$—	$(1,796,170)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$2,285,135	$1,796,170

Total	$2,285,135	$1,796,170

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$800,000
Written equity option contracts (contract amount)		$800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Total

	Assets:
	Purchased options#	2,285,135	2,285,135

	Total Assets	$2,285,135	$2,285,135

	Liabilities:
	Written options#	1,796,170	1,796,170

	Total Liabilities	$1,796,170	$1,796,170

	Total Financial and Derivative Net Assets	$488,965	$488,965
	Total collateral received (pledged)##†	$—
	Net amount	$488,965

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014